UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2018 (unaudited) COMMON STOCKS — 73.3% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 5.9%
Banco Bradesco S.A. ADR (b)	950,000	$11,286,000
Itau Unibanco Holding S.A. ADR (b)	820,000	12,792,000
		24,078,000
Broker/Dealers — 9.9%
Morgan Stanley	440,000	23,742,400
The Charles Schwab Corporation	320,000	16,710,400
		40,452,800
Chemicals - Major — 3.8%
LyondellBasell Industries N.V. (b)	50,000	5,284,000
Westlake Chemical Corporation	95,000	10,559,250
		15,843,250
Commercial Banks — 16.3%
Bank of America Corporation	880,000	26,391,200
Citigroup Inc.	290,000	19,575,000
JPMorgan Chase & Co.	190,000	20,894,300
		66,860,500
Home Products — 0.6%
Thor Industries, Inc.	20,000	2,303,400

Insurance — 1.0%
Prudential Financial, Inc.	40,000	4,142,000

Leisure — 12.0%
Carnival Corporation (b)	320,000	20,985,600
Norwegian Cruise Line Holdings Ltd. (b)(c)	145,000	7,680,650
Royal Caribbean Cruises Ltd. (b)	175,000	20,604,500
		49,270,750
Machinery — 2.3%
United Rentals, Inc. (c)	55,000	9,500,150

Metals and Mining — 12.9%
Turquoise Hill Resources Ltd. (b)(c)	7,700,000	23,639,000
Vale S.A. ADR (b)	2,300,000	29,256,000
		52,895,000
Oil - Independent Production — 6.3%
Diamondback Energy, Inc. (c)	30,000	3,795,600
Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)	1,550,000	21,917,000
		25,712,600
Oil - Major Integrated — 1.3%
Ecopetrol S.A. ADR (b)	270,000	5,219,100

Oil Service — 1.0%
Halliburton Company	90,000	4,224,600

TOTAL COMMON STOCKS (Identified cost $269,352,513)		300,502,150

BONDS — 26.1% OF TOTAL NET ASSETS
United States Treasury — 26.1%	Face Amount

United States Treasury Notes, 0.750%, 10/31/2018	$18,500,000	18,369,922
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,792,812
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,271,426
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,925,898
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,945,938
United States Treasury Notes, 1.875%, 12/15/2020	9,000,000	8,884,687
United States Treasury Notes, 2.250%, 02/29/2020	2,000,000	1,999,063
TOTAL BONDS (Identified cost $107,965,031)		107,189,746

SHORT-TERM INVESTMENT — 0.3% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/2018 at 0.28% to be repurchased at $1,245,000 on 04/02/2018 collateralized by $1,300,000 U.S. Treasury Note, 2.250% due 11/15/2024 valued at $1,277,016 including interest. (Cost $1,245,000)(d)	1,245,000	1,245,000

TOTAL INVESTMENTS — 99.7% (Identified cost $378,562,544)(e)		408,936,896
Cash and receivables		12,125,576
Liabilities		(10,975,706)
TOTAL NET ASSETS — 100.0%		$410,086,766
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$300,502,150	—	—
Bonds
United States Treasury Notes	—	$107,189,746	—
Short-Term Investment
Repurchase Agreement	—	1,245,000	—
Total:	$300,502,150	$108,434,746	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.
(b) At March 31, 2018, the Fund has approximately 18.4% of its net assets invested in companies incorporated in Brazil, approximately 5.8% of net assets invested in companies incorporated in Canada, approximately 5.1% of net assets invested in companies incorporated in Panama, approximately 5.0% of net assets invested in companies incorporated in Liberia and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 4.4%).
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2018, the net unrealized appreciation on investments based on cost of $380,041,930 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,781,401
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,886,435)
$28,894,966
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2018 (unaudited) COMMON STOCKS — 98.7% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 7.2%	Shares	Value(a)

Timber — 7.2%
PotlatchDeltic Corporation	385,000	$20,039,250
Weyerhaeuser Company	1,300,000	45,500,000
		65,539,250

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $65,755,884)		65,539,250

OTHER COMMON STOCKS — 91.5%
Broker/Dealers — 5.2%
Morgan Stanley	880,000	47,484,800

Commercial Banks — 18.6%
Bank of America Corporation	3,330,000	99,866,700
Citigroup Inc.	1,020,000	68,850,000
		168,716,700
Hotels and Restaurants — 15.4%
Hilton Worldwide Holdings Inc.	580,000	45,680,800
Marriott International, Inc.	340,000	46,233,200
Wyndham Worldwide Corporation	420,000	48,060,600
		139,974,600
Housing and Building Materials — 5.2%
NVR, Inc. (b)	15,800	44,240,000
PulteGroup, Inc.	100,000	2,949,000
		47,189,000
Metals and Mining — 39.4%
Anglo American plc ADR (c)	2,260,000	26,430,700
Freeport-McMoRan Copper & Gold Inc. (b)	2,600,000	45,682,000
Rio Tinto plc ADR (c)	840,000	43,285,200
Southern Copper Corporation	470,000	25,464,600
Teck Resources Limited (c)	1,760,000	45,337,600
Turquoise Hill Resources Ltd. (b)(c)	17,090,000	52,466,300
Vale S.A. ADR (c)	9,300,000	118,296,000
		356,962,400

Miscellaneous — 2.0%
The Howard Hughes Corporation (b)	130,000	18,086,900

Real Estate Services — 5.7%
CBRE Group, Inc. (b)	160,000	7,555,200
Jones Lang LaSalle Incorporated	250,000	43,660,000
		51,215,200

TOTAL OTHER COMMON STOCKS (Identified cost $701,441,287)		829,629,600
TOTAL COMMON STOCKS (Identified cost $767,197,171)		895,168,850

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/2018 at 0.28% to be repurchased at $5,425,000 on 04/02/2018 collateralized by $5,645,000 U.S. Treasury Note, 2.25% due 11/15/2024 valued at $5,545,197 including interest. (Cost $5,425,000)(d)
	Face Amount
	$5,425,000	5,425,000

TOTAL INVESTMENTS — 99.3% (Identified cost $772,622,171)(e)		900,593,850
Cash and receivables		14,341,119
Liabilities		(7,544,738)
TOTAL NET ASSETS — 100.0%		$907,390,231

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$895,168,850	—	—
Short-Term Investment
Repurchase Agreement	—	$5,425,000	—
Total:	$895,168,850	$5,425,000	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.
(b) Non-income producing security.
(c) At March 31, 2018, the Fund has approximately 13% of its net assets invested in companies incorporated in Brazil, approximately 10.8% of net assets invested in companies incorporated in Canada, and approximately 7.7% of net assets invested in companies incorporated in the United Kingdom.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At March 31, 2018, the net unrealized appreciation on investments based on cost of $772,622,171 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$173,044,263
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,072,584)
$127,971,679
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2018 (unaudited) INVESTMENTS HELD LONG — 105.9% OF TOTAL NET ASSETS COMMON STOCKS — 104.3% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 4.7%
Banco Bradesco S.A. ADR (b)	1,800,000	$21,384,000
Itau Unibanco Holding S.A. ADR (b)	1,450,000	22,620,000
		44,004,000
Broker/Dealers — 13.1%
Morgan Stanley (c)	1,390,000	75,004,400
The Charles Schwab Corporation	920,000	48,042,400
		123,046,800
Chemicals - Major — 7.2%
LyondellBasell Industries N.V. (b)	360,000	38,044,800
Westlake Chemical Corporation	265,000	29,454,750
		67,499,550
Commercial Banks — 21.4%
Bank of America Corporation (c)	3,210,000	96,267,900
Citigroup Inc.	790,000	53,325,000
JPMorgan Chase & Co.	458,000	50,366,260
		199,959,160
Home Products — 4.1%
Thor Industries, Inc.	335,000	38,581,950

Insurance — 5.3%
Prudential Financial, Inc.	480,000	49,704,000

Leisure — 15.1%
Carnival Corporation (b)	790,000	51,808,200
Norwegian Cruise Line Holdings Ltd. (b)(d)	705,000	37,343,850
Royal Caribbean Cruises Ltd. (b)(c)	440,000	51,805,600
		140,957,650
Machinery — 5.9%
United Rentals, Inc. (d)	320,000	55,273,600

Metals and Mining — 13.1%
Turquoise Hill Resources Ltd. (b)(c)(d)	13,925,000	42,749,750
Vale S.A. ADR (b)(c)	6,250,000	79,500,000
		122,249,750
Oil - Independent Production — 10.7%
Diamondback Energy, Inc.(d)	375,000	47,445,000
Petroleo Brasileiro S.A. - Petrobras ADR (b)(d)	3,700,000	52,318,000
		99,763,000
Oil - Major Integrated — 2.1%
Ecopetrol S.A. ADR (b)	1,040,000	20,103,200

Oil Service — 1.6%
Halliburton Company	320,000	15,020,800

TOTAL COMMON STOCKS (Identified cost $844,721,591)		976,163,460

SHORT-TERM INVESTMENT — 1.6% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/2018 at 0.28% to be repurchased at $14,580,000 on 04/02/2018 collateralized by $15,170,000 U.S. Treasury Note, 2.25% due 11/15/2024 valued at $14,901,795 including interest. (Cost $14,580,000)(e)

	$14,580,000	14,580,000

TOTAL INVESTMENTS HELD LONG — 105.9% (Identified cost $859,301,591)(f)		990,743,460

INVESTMENTS HELD SHORT — (73.7)% OF TOTAL NET ASSETS COMMON STOCK — (31.0)% OF TOTAL NET ASSETS

	Shares
Office and Industrial — (4.1)%
Boston Properties, Inc.	(310,000)	(38,198,200)

Residential — (14.4)%
AvalonBay Communities, Inc.	(310,000)	(50,982,600)
Equity Residential	(900,000)	(55,458,000)
Essex Property Trust, Inc.	(120,000)	(28,881,600)
		(135,322,200)
Retail — (8.8)%
Simon Property Group, Inc.	(350,000)	(54,022,500)
The Macerich Company	(500,000)	(28,010,000)
		(82,032,500)
Technology — (3.7)%
Snap Inc. (d)	(2,200,000)	(34,914,000)

TOTAL COMMON STOCK (Proceeds $295,244,646)		(290,466,900)

BONDS — (42.7)% OF TOTAL NET ASSETS
United States Treasury — (42.7)%	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$(35,000,000)	(33,836,523)
United States Treasury Bonds, 2.750%, 11/15/2047	(60,000,000)	(57,382,032)
United States Treasury Bonds, 2.875%, 11/15/2046	(100,000,000)	(98,113,281)
United States Treasury Bonds, 3.000%, 02/15/2047	(105,000,000)	(105,607,031)
United States Treasury Bonds, 3.000%, 02/15/2048	(40,000,000)	(40,240,625)
United States Treasury Bonds, 3.125%, 02/15/2043	(40,000,000)	(41,253,125)
United States Treasury Bonds, 3.750%, 11/15/2043	(20,000,000)	(22,853,906)

TOTAL BONDS (Proceeds $389,217,815)		(399,286,523)

TOTAL INVESTMENTS HELD SHORT — (73.7)% (Proceeds $684,462,461)(f)		$(689,753,423)

Cash and receivables		670,750,701
Liabilities		(36,274,183)
TOTAL NET ASSETS — 100.0%		$935,466,555
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$976,163,460	—	—
Short-Term Investment
Repurchase Agreement	—	$14,580,000	—
Total:	$976,163,460	$14,580,000	—

Investments in Securities-Liabilities
Common Stocks*	$290,466,900	—	—
Bonds
United States Treasury Bonds	—	$399,286,523	—
Total:	$290,466,900	$399,286,523	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the three months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

(b) At March 31, 2018, the Fund has approximately 18.8% of its net assets invested in companies incorporated in Brazil, approximately 5.5% of net assets invested in companies incorporated in Panama, approximately 5.5% of net assets invested in companies incorporated in Liberia and is invested in other foreign countries that each account for less than 5% of net assets (in aggregate 14.8%).
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2018 was $317,102,100 and the value of cash held in a segregated account was $642,513,595.
(d) Non-income producing security.
(e) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f) Federal Tax Information: At March 31, 2018, the net unrealized appreciation on investments, in securities and securities sold short, based on cost of $191,417,275 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$162,467,084
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(52,894,322)
$109,572,762
The cost basis has been reduced by the proceeds of the short positions ($684,462,461) at March 31, 2018. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: May 17, 2018

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 17, 2018